Product Warranties (Tables)	12 Months Ended
Mar. 31, 2015
Guarantees [Abstract]
Summary of Changes in Product Warranty Provision

The following are the changes in the product warranty provision:

	Years Ended 31 March
(Millions of US dollars)	2015	2014
Balance at beginning of period	$31.4	$27.1
Accruals for product warranties	16.0	14.0
Settlements made in cash or in kind	(12.2)	(9.7)

Balance at end of period	$35.2	$31.4